UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Growth Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 1.5%
Raytheon Co.	35,737	$4,864,878

		$4,864,878

Auto Components — 1.6%
Johnson Controls International PLC	106,823	$4,970,474

		$4,970,474

Banks — 1.5%
JPMorgan Chase & Co.	39,266	$2,614,723
Wells Fargo & Co.	47,005	2,081,381

		$4,696,104

Beverages — 3.5%
Constellation Brands, Inc., Class A	30,936	$5,150,535
PepsiCo, Inc.	54,434	5,920,786

		$11,071,321

Biotechnology — 8.8%
Biogen, Inc.(1)	26,087	$8,166,013
Celgene Corp.(1)	89,634	9,369,442
Gilead Sciences, Inc.	39,757	3,145,574
Incyte Corp.(1)	28,817	2,717,155
Vertex Pharmaceuticals, Inc.(1)	51,608	4,500,734

		$27,898,918

Building Products — 1.0%
Fortune Brands Home & Security, Inc.	53,323	$3,098,066

		$3,098,066

Capital Markets — 2.5%
CBOE Holdings, Inc.	23,471	$1,522,094
Charles Schwab Corp. (The)	105,496	3,330,509
S&P Global, Inc.	25,413	3,216,269

		$8,068,872

Chemicals — 2.7%
Ecolab, Inc.	34,392	$4,186,194
Monsanto Co.	11,700	1,195,740
RPM International, Inc.	62,411	3,352,719

		$8,734,653

Communications Equipment — 1.9%
Palo Alto Networks, Inc.(1)	37,096	$5,910,506

		$5,910,506

Distributors — 1.0%
LKQ Corp.(1)	87,178	$3,091,332

		$3,091,332

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	30,042	$4,581,706
CVS Health Corp.	34,677	3,085,906
Sprouts Farmers Market, Inc.(1)	159,876	3,301,439

		$10,969,051

Security	Shares	Value
Food Products — 3.4%
Blue Buffalo Pet Products, Inc.(1)	197,623	$4,695,522
Pinnacle Foods, Inc.	124,123	6,227,251

		$10,922,773

Health Care Equipment & Supplies — 4.1%
Medtronic PLC	91,276	$7,886,246
Zimmer Biomet Holdings, Inc.	39,076	5,080,662

		$12,966,908

Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	76,409	$4,136,783

		$4,136,783

Household Durables — 2.3%
Newell Brands, Inc.	140,582	$7,403,048

		$7,403,048

Internet & Direct Marketing Retail — 6.7%
Amazon.com, Inc.(1)	21,546	$18,040,681
Priceline Group, Inc. (The)(1)	2,253	3,315,267

		$21,355,948

Internet Software & Services — 13.1%
Alphabet, Inc., Class A(1)	12,650	$10,171,359
Alphabet, Inc., Class C(1)	15,073	11,716,092
Facebook, Inc., Class A(1)	122,319	15,689,858
GoDaddy, Inc., Class A(1)(2)	117,006	4,040,218

		$41,617,527

IT Services — 4.2%
Genpact, Ltd.(1)	106,981	$2,562,195
Visa, Inc., Class A	132,556	10,962,381

		$13,524,576

Media — 3.9%
Time Warner, Inc.	100,933	$8,035,276
Walt Disney Co. (The)	47,271	4,389,585

		$12,424,861

Multiline Retail — 0.6%
Macy’s, Inc.	53,705	$1,989,770

		$1,989,770

Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	80,726	$3,560,824
EOG Resources, Inc.	18,837	1,821,726

		$5,382,550

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	25,455	$2,254,295

		$2,254,295

Pharmaceuticals — 5.7%
Allergan PLC(1)	29,499	$6,793,915
Bristol-Myers Squibb Co.	40,177	2,166,344
Johnson & Johnson	77,059	9,102,979

		$18,063,238

Road & Rail — 3.1%
Norfolk Southern Corp.	68,402	$6,639,098
Union Pacific Corp.	34,837	3,397,653

		$10,036,751

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.2%
Broadcom, Ltd.	29,619	$5,109,870
NXP Semiconductors NV(1)	42,152	4,299,925
Texas Instruments, Inc.	54,404	3,818,073

		$13,227,868

Software — 6.3%
Adobe Systems, Inc.(1)	21,564	$2,340,557
Fortinet, Inc.(1)	63,884	2,359,236
Intuit, Inc.	19,026	2,093,050
Microsoft Corp.	104,401	6,013,498
salesforce.com, inc.(1)	102,480	7,309,898

		$20,116,239

Specialty Retail — 3.0%
Home Depot, Inc. (The)	17,954	$2,310,321
Lowe’s Cos., Inc.	98,237	7,093,694

		$9,404,015

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	96,436	$10,902,090

		$10,902,090

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	54,967	$2,894,013

		$2,894,013

Tobacco — 1.0%
Philip Morris International, Inc.	31,370	$3,049,792

		$3,049,792

Total Common Stocks (identified cost $213,621,272)		$315,047,220

Short-Term Investments — 1.4%

Description	Interest/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(3)	$528,475	$528,475
State Street Navigator Securities Lending Prime Portfolio(4)	4,095,210	4,095,210

Total Short-Term Investments (identified cost $4,623,685)		$4,623,685

Total Investments — 100.4% (identified cost $218,244,957)		$319,670,905

Other Assets, Less Liabilities — (0.4)%		$(1,297,705)

Net Assets — 100.0%		$318,373,200

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at September 30, 2016. The aggregate market value of securities on loan at September 30, 2016 was $4,040,217 for which the Portfolio received cash collateral of $4,095,210.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $17,333.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Portfolio did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$218,286,069

Gross unrealized appreciation	$104,877,999
Gross unrealized depreciation	(3,493,163)

Net unrealized appreciation	$101,384,836

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$315,047,220	*	$—	$—	$315,047,220
Short-Term Investments	—		4,623,685	—	4,623,685
Total Investments	$315,047,220		$4,623,685	$—	$319,670,905

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016